Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity - 6 months ended Jun. 30, 2023	Class A Ordinary shares CNY (¥) shares	Class B Ordinary shares CNY (¥) shares	Convertible preferred shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained earnings Statutory reserves CNY (¥)	Retained earnings Unrestricted CNY (¥)	Accumulated other comprehensive income CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥)	USD ($)
BALANCE at Dec. 31, 2022	¥ 13,095	¥ 102,127		¥ 1,552,410,496	¥ 24,478,153	¥ (517,971,017)	¥ (7,566,569)	¥ 97,898,474	¥ 1,149,364,759	$ 165,029,543
BALANCE (in Shares) at Dec. 31, 2022	20,115,570	153,300,513
Vesting of employee share compensation				(1,438,152.46)					(1,438,152)	(207,883)
Vesting of employee share compensation (in Shares)
Net (loss) income						(2,194,537)		(16,231,959)	(18,426,496)	(2,663,520)
Foreign currency translation					45,132	6,011,300	22,180,753	(154,123)	28,083,062	(1,956,755)
BALANCE at Jun. 30, 2023	¥ 13,095	¥ 102,127		¥ 1,550,972,344	¥ 24,523,285	¥ (514,154,254)	¥ 14,614,184	¥ 81,512,392	¥ 1,157,583,173	$ 160,201,386
BALANCE (in Shares) at Jun. 30, 2023	20,115,570	153,300,513